Operating Segment Information and Concentrations of Risk - Summary of Gross Sales by Major Customers (Detail) - Customer A [Member] - North America Fiber Cement [Member] - Sales [Member] - Customer Concentration Risk [Member] - USD ($)
$ in Millions
	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Gross Sales of Major Customers	$ 226.0	$ 197.0	$ 177.4
Gross sales percentage	10.30%	10.10%	10.70%